Goodwill - Schedule of Impairment for Goodwill (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Impairment for Goodwill [Abstract]
Balance at the beginning of the year	¥ (6,592,220)
Current period provision	(67,932,627)	$ (9,306,732)	(6,592,220)
Balance at the end of the year	¥ (74,524,847)		¥ (6,592,220)